Basis of Presentation - Reconciliation of lease liabilities (Details) - Forecast - Adoption of IFRS 16 € in Thousands	Jan. 01, 2019 EUR (€)
Leases
Operating lease commitments existing as at 31 December 2018	€ 400,579
Periods covered by an option to extend the lease by the Group	579,261
Discounting using the Group's incremental borrowing rate	(311,116)
Finance lease liabilities recognised as at 31 December 2018	1,395
Short-term leases recognised on a straight-line basis as expense	(4,822)
Others	(349)
Lease liability recognised as at 1 January 2019	€ 664,948